CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
REVENUE:
Sales - devices and disposables	$ 4	$ 21	$ 244	$ 605
Cost of goods sold	3	16	530	493
Gross profit (loss)	1	5	(286)	112
OPERATING EXPENSES:
Research and development	69	91	334	733
Sales and marketing	62	82	245	393
General and administrative	246	346	2,256	2,806
Total operating expenses	377	519	2,835	3,932
Loss from operations	(376)	(514)	(3,121)	(3,820)
OTHER INCOME (EXPENSES)
Other income	14	2	18	68
Interest expense	(244)	(223)	(1,106)	(1,895)
Change in fair value of warrants	1,688	628	(6,487)	1,677
Total other income (expenses)	1,458	407	(7,575)	(150)
INCOME (LOSS) BEFORE INCOME TAXES	1,082	(107)	(10,696)	(3,970)
INCOME TAXES	0	0	0	0
NET INCOME (LOSS)	1,082	(107)	(10,696)	(3,970)
DEEMED DIVIDENDS			0	0
PREFERRED STOCK DIVIDENDS	(55)	(99)	(278)	(1,025)
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ 1,027	$ (206)	$ (10,974)	$ (4,995)
NET INCOME (LOSS) PER SHARE (BASIC)	$ 0.012	$ (0.22)
NET INCOME (LOSS) PER SHARE (DILUTED)	$ 0.001	$ (0.22)
BASIC AND DILUTED NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS			$ (1.29)	$ (24.62)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING, BASIC	88,577	946
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING, DILUTED	1,994,293	946
WEIGHTED AVERAGE SHARES OUTSTANDING			8,479	203